S000006641 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	8.52%	(2.55%)	1.60%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	(2.84%)	1.19%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.05%	(2.00%)	1.12%
Retail Class
Prospectus [Line Items]
Average Annual Return, Percent	8.26%	(2.78%)	1.35%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	8.54%	(2.51%)	1.66%